Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Other (expense) income	$ (16,910)	$ (2,454)	$ (51,373)
Restricted cash – current	8,358	53,689	38,329	$ 22,326
Working capital surplus (deficit)	259,100
Long-term debt, current maturities	$ 250,508	393,065
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Time charter in contract	20 years
Length of charter contract (in years)	20 years
Carrying value of guarantee liability	$ 5,700	6,100
Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	1,600	$ 1,600
Teekay Nakilat Joint Venture
Property, Plant and Equipment [Line Items]
Other (expense) income			53,000
Restricted cash – current			7,000
Lessor cash payments			$ 56,000
Teekay Nakilat Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			3
Teekay LNG | Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	$ 1,100
Teekay Tangguh Joint Venture | Teekay LNG
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
Teekay Tangguh Joint Venture | Teekay LNG | Unasserted Claim
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%